Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 3,073.1		$ 2,748.3		$ 2,429.3
U.S. exports included in net sales above	241.6		211.2		188.7
Total Identifiable Assets	2,633.6		2,575.7		2,634.6
Equity in net assets of and advances to associated companies	19.2		19.7		21.5
Total assets	3,536.7		3,673.9		3,559.4
Cash and cash equivalents	415.8		383.3		261.7		55.3
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	1,017.4		906.1		810.5
Total Identifiable Assets	1,215.1		1,158.8		1,155.6
Other Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	276.8		242.1		212.8
U.S. exports included in net sales above	104.6		86.4		75.6
Total Identifiable Assets	150.5		156.6		159.2
Asia / Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	562.2		517.6		433.2
U.S. exports included in net sales above	52.8		49.7		42.0
Total Identifiable Assets	307.8		266.5		241.5
Europe, Middle East, And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	1,216.7		1,082.5		972.8
U.S. exports included in net sales above	84.2		75.1		71.1
Total Identifiable Assets	960.2		993.8		1,078.3
Corporate Unallocated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	883.9	[1]	1,078.5	[1]	903.3	[1]
Previously Owned Building Block Chemicals [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Assets held for sale			$ 164.4		$ 154.3

[1]	At December 31, 2011, 2010, and 2009, this includes cash and cash equivalents at of $415.8, $383.3, and $261.7, respectively, and assets held for sale related to our former Building Block Chemicals segment of $164.4 and $154.3 as of December 31, 2010 and 2009, respectively.